INCOME TAX AND DEFERRED TAX ASSETS - Provision for income taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX AND DEFERRED TAX ASSETS
Current income tax expense (benefit)	$ 0
Deferred tax adjustment			$ (10,835)	$ (3,020)
Total income tax	$ 0	$ 0	$ (10,835)	$ (3,020)